Annual Total Returns (Bar Chart) (Invesco Select Equity Fund, Class A, Invesco Select Equity Fund)	12 Months Ended
May 02, 2011
Invesco Select Equity Fund | Class A, Invesco Select Equity Fund
Annual Total Return
'01	(25.64%)
'02	(29.59%)
'03	29.49%
'04	13.87%
'05	5.10%
'06	13.75%
'07	(0.38%)
'08	(38.63%)
'09	24.54%
'10	10.51%